CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES

21.	CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES

21.1 Cash and equivalents

	2025	2024
Short-term bank deposits (i)	10,780.5	16,977.6
Current bank accounts	7,824.3	11,395.4
Cash	33.4	222.7
Cash and cash equivalents	18,638.2	28,595.7

Net cash and cash equivalents	18,638.2	28,595.7

(i)	The balance refers mostly to Bank Deposit Certificates (“CDBs”), with high have liquidity, are readily convertible into known amounts of cash, and are subject to an insignificant risk of changes in value.

The cash and cash equivalents balance include the amount of R$4,070.6 million in December 31, 2025 (R$4,393.8 million in December 31, 2024), which is not freely remittable to the parent company due to remittance restrictions in Cuba, and due to the unavailability of foreign currency in Bolivia, although the balances are available for use in the local operations of those subsidiaries.

21.2 Investment securities

Investment securities	2025	2024

Investments in debt securities (i)	123.3	184.5
Non-current assets	123.3	184.5

Financial assets at fair value through profit or loss	1,667.4	1,170.5
Investments in debt securities (i)	14.3	71.5
Current assets	1,681.7	1,242.0

Total	1,805.0	1,426.5

(i)	The balance refers substantially to financial investments linked to tax incentives that are not immediately convertible into a known amount of cash.

Accounting policies

Cash and cash equivalents include all cash balances, bank deposits, and short-term highly with due date until 90 days, liquid investments with an insignificant risk of changes in value which are readily convertible into cash. These assets are initially recognized at acquisition cost, which corresponds to fair value, and are subsequently measured using the effective interest rate method.

Other financial investments that do not satisfy the classification criteria as cash equivalents, for example, with maturities superior to 90 days from the date they were contracted, are presented as financial investments. These assets are initially measured at fair value and, depending on how these resources are managed and the characteristics of the contractual cash flows, their category may change:

•	Amortized cost: "non-derivative" financial assets for which the purpose of the business model is to hold the assets in order to receive the contractual cash flows on specific dates (principal and interest).

•	Fair value through profit or loss: financial assets for which the Company's objective is to receive a sale. They are presented in current assets based on their expected realization.

Cash and cash equivalents and short-term investments are held at financial institutions with low credit risk, based or domiciled in Brazil or abroad. For the cash flow statement, cash and cash equivalents are presented net of bank overdrafts, when applicable.